Stock-Based Awards (Details Narrative) - USD ($)					3 Months Ended			12 Months Ended
	May 09, 2024	Mar. 31, 2024	Mar. 14, 2024	Jul. 31, 2023	Mar. 31, 2024	Mar. 20, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 27, 2024	Mar. 26, 2024	Feb. 01, 2024	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Conversion of Stock, Shares Issued					0.97682654
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price								$ 0.06	$ 0.06				$ 0.06
Reverse stock split ratio			1 for 35.17
Share-Based Payment Arrangement, Expense					$ 53,000		$ 2,000	$ 24,325	$ 7,110
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term								7 years 5 months 15 days
Number of options exercised								248,934	73,700
Options granted and outstanding exercised					4,000
Proceeds from line of credit					$ 2,400,000
Preferred Stock, Convertible, Shares Issuable		5,913,277			5,913,277
Common Stock, Shares, Issued		8,414,000			8,414,000			2,467,434	2,218,500
Convertible Promissory Note [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Proceeds from (Repayments of) Debt	$ 525,000
Convertible Promissory Note [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Proceeds from (Repayments of) Debt	$ 525,000
Agex Therapeutics Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense								$ 648,000	$ 760,000
Total unrecognized compensation expense								$ 68,000
Recognized over weighted average period								1 year 4 months 9 days
Weighted-average estimated fair value of stock options granted								$ 22.41	$ 24.48
Proceeds from line of credit								$ 17,500,000	$ 6,000,000
Common Stock, Shares, Issued								1,079,000	1,079,000
Agex Therapeutics Inc [Member] | Juvenescence Limited [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock outstanding percentage				85.00%
Agex Therapeutics Inc [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Reverse stock split ratio			1 for 35.17
Granted options description					Immediately following the Merger, equity holders of Serina immediately prior to the closing of the Merger are expected to own approximately 75% of the outstanding shares of common stock of AgeX, and stockholders of AgeX immediately prior to the closing of the Merger are expected to own approximately 25% of the outstanding shares of common stock of AgeX, with Serina as a wholly-owned subsidiary, in each case, on a pro forma fully diluted basis, subject to certain assumptions and exclusions, including the Actual Closing Price (as defined in the Merger Agreement) of AgeX common stock being equal to or greater than $12.00 per share excluding the impact of any Post-Merger Warrant, Incentive Warrant or the issuance of any shares of AgeX common stock upon exercise of any Post-Merger Warrants or Incentive Warrants.
Agex Therapeutics Inc [Member] | Subsequent Event [Member] | Juvenescence Limited [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Preferred Stock, Convertible, Shares Issuable												1,421,666
Common Stock, Shares, Issued			1,889,323
Common stock outstanding percentage			75.60%
Agex Therapeutics Inc [Member] | Subsequent Event [Member] | 2022 Secured Note [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Proceeds from line of credit						$ 5,800,000
Agex Therapeutics Inc [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted options description								In the case of an optionee who, at the time of grant, owns more than 10% of the combined voting power of all classes of AgeX stock, the exercise price of any incentive stock option must be at least 110% of the fair market value of the common stock on the grant date, and the term of the option may be no longer than five years.
Maximum [Member] | Agex Therapeutics Inc [Member] | Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options exercisable								$ 100,000
Restricted Stock And Restricted Stock Units [Member] | Maximum [Member] | Agex Therapeutics Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted options description								they may purchase or otherwise acquire Restricted Stock or RSUs subject to such vesting, transfer, and repurchase terms, and other restrictions. The price at which Restricted Stock may be issued or sold will be not less than 100% of fair market value.
Stock Appreciation Rights (SARs) [Member] | Agex Therapeutics Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period								10 years
Fair market value of common stock								100.00%
Share-Based Payment Arrangement, Option [Member] | Agex Therapeutics Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options exercised								0	0
Options granted and outstanding exercised								$ 6,600,000
Two Thousand Twenty Four Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant		1,653,000			1,653,000						1,725,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 14.8715			$ 14.8715
[custom:ShareBasedCompensationArrangementByShareBasedPaymentNumberOfSharesAvailableForGrant]		72,000			(72,378)
[custom:ShareBasedCompensationArrangementByShareBasedPaymentNumberOfSharesAvailableForGrant]		(72,000)			72,378
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 12.79
Share-Based Payment Arrangement, Expense					$ 874,000
Two Thousand Twenty Four Incentive Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term					2 years
Two Thousand Twenty Four Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term					4 years
Two Thousand Twenty Four Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant										1,725,000
Serina Two Thousand Seventeen Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant		1,651,634			1,651,634
Conversion of Stock, Shares Issued					0.97682654
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 0.06			$ 0.06
Serina Two Thousand Seventeen Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 0.7751			$ 0.7751
Number of common stock reserved		241,683			241,683
Reverse stock split ratio					reverse stock split ratio of 1 for 35.17.
[custom:ShareBasedCompensationArrangementByShareBasedPaymentNumberOfSharesAvailableForGrant]					12,212
[custom:ShareBasedCompensationArrangementByShareBasedPaymentNumberOfSharesAvailableForGrant]					(12,212)
Serina Two Thousand Seventeen Equity Incentive Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 13.19			$ 13.19
Serina Two Thousand Seventeen Equity Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 26.73			$ 26.73
Two Thousand Seventeen Equity Incentive Plan [Member] | Agex Therapeutics Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common stock reserved								241,683
Granted options description								No person shall be granted, during any one year period, options to purchase, or SARs with respect to, more than 28,433 shares in the aggregate, or any Awards of Restricted Stock or RSUs with respect to more than 14,216 shares in the aggregate. If an Award is to be settled in cash, the number of shares on which the Award is based shall not count toward the individual share limit.
Two Thousand Seventeen Equity Incentive Plan [Member] | Maximum [Member] | Agex Therapeutics Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options to purchase shares								28,433
Two Thousand Seventeen Equity Incentive Plan [Member] | Restricted Stock [Member] | Maximum [Member] | Agex Therapeutics Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options to purchase shares								14,216